Document and Entity Information	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 23, 2021
Entity Registrant Name	PROTHENA CORPORATION PUBLIC LIMITED COMPANY
Entity Incorporation, State or Country Code	L2
Entity File Number	001-35676
Entity Tax Identification Number	98-1111119
Entity Address, Address Line One	77 Sir John Rogerson’s Quay, Block C
Entity Address, Address Line Two	Grand Canal Docklands
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 VK60
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	236-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	PRTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001559053